COMMITMENTS AND CONTINGENT LIABILITIES (Details Narrative) € / shares in Units, € in Thousands, $ in Thousands			1 Months Ended	9 Months Ended
	Dec. 31, 2022 shares	Jul. 06, 2022 USD ($)	Aug. 19, 2022 shares	Dec. 31, 2022 USD ($) shares	Jul. 13, 2022 EUR (€) € / shares
IfrsStatementLineItems [Line Items]
Convertible note					€ 600,000
Interest rate					7.00%
Conversion of debt					€ 20,000
Conversion of debt into shares					€ 5,000
Share price, per share | € / shares					€ 363.00
Number of shares issued | shares				2,425,999
Lincoln [Member]
IfrsStatementLineItems [Line Items]
Aggregate value | $		$ 30,000
Number of shares issued | shares	30,000		94,508	94,508
Commitment fee | $				$ 900